Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 5,591	$ 11,909
Restricted deposit	359	248
Trade receivables, net	1	150
Inventories	573	440
Other accounts receivable and prepaid expenses	223	433
Total current assets	6,747	13,180
Non-current assets:
Restricted deposit	76	118
Operating lease right-of-use assets	2,426	2,991
Property and equipment, net	1,463	2,290
Intangible assets, net	73	131
Total non-current assets	4,038	5,530
Total assets	10,785	18,710
Current liabilities:
Trade payables	610	870
Operating lease liabilities	814	806
Accrued liabilities and other payables	1,248	1,294
Total current liabilities	2,672	2,970
Non-current liabilities:
Operating lease liabilities	2,032	2,275
Total non-current liabilities	2,032	2,275
Total liabilities	4,704	5,245
Commitments and contingencies
Shareholders’ Equity:
Ordinary shares, NIS 1.5 par value - authorized: 30,000,000 ordinary shares as of December 31, 2025 and 2024; issued and outstanding: 12,803,006 and 11,454,512 ordinary shares as of December 31, 2025 and 2024, respectively	5,492	4,983
Additional paid in capital	126,397	122,801
Accumulated other comprehensive loss	(969)	(969)
Accumulated deficit	(124,839)	(113,350)
Total shareholders’ equity	6,081	13,465
Total liabilities and shareholders’ equity	$ 10,785	$ 18,710